Nuveen Enhanced High Yield Municipal Bond
Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 146.9% (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 146 .7% ( 99 .9 % of Total Investments) X 473,981,532
Alabama - 4.0%
$ 5,500 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 $ 5,596,184
250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 206,654
220 Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue
Bonds, Jackson Hospital & Clinic, Series 2015, 5.000%, 3/01/36
3/26 at 100.00 183,027
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
1,554 4.500%, 5/01/32, 144A 5/29 at 100.00 1,483,150
5,790 5.250%, 5/01/44, 144A 5/29 at 100.00 5,353,685
Total Alabama 12,822,700
Arizona - 1.8%
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 870,967
2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus Project,
Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 1,822,983
110 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57, 144A
12/31 at 100.00 84,606
100 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 80,683
150 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 3,
Series 2021, 3.750%, 7/01/46
7/31 at 100.00 110,457
1,655 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Villa Montessori, Inc Project, Series 2023A, 5.500%,
7/01/53
7/32 at 100.00 1,690,520
250 (c) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 185,903
500 (c) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2022A, 0.000%, 10/01/56
10/29 at 103.00 453,075
1,000 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.125%, 10/01/47, 144A
10/27 at 100.00 622,087
Total Arizona 5,921,281
Arkansas - 3.3%
4,000 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 4,006,316
1,000 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 1,014,852

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arkansas (continued)
$ 5,750 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 $ 5,732,322
Total Arkansas 10,753,490
California - 4.5%
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 1,285,000
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 702,559
250 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 185,111
250 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/51, 144A
6/31 at 100.00 181,286
5,000 California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A, 7.500%, 6/15/63, 144A
6/31 at 102.00 5,087,570
1,380 California School Finance Authority, Charter School Revenue Bonds,
Arts in Action Charter Schools - Obligated Group, Series 2020A, 5.000%,
6/01/30, 144A
6/27 at 100.00 1,278,245
500 California School Finance Authority, Charter School Revenue Bonds,
Arts in Action Charter Schools Obligated Group, Series 2020A, 5.000%,
6/01/59, 144A
6/27 at 100.00 345,589
250 California School Finance Authority, Charter School Revenue Bonds,
Citizens of the World Charter, Series 2022A, 6.250%, 4/01/52, 144A
4/30 at 100.00 251,251
100 California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023,
5.500%, 8/01/47, 144A
8/33 at 100.00 100,884
250 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A, 4.000%,
6/01/51, 144A
6/27 at 100.00 182,342
500 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2023A,
6.000%, 6/01/63, 144A, (WI/DD)
6/31 at 100.00 496,229
245 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021C,
4.000%, 9/02/51
9/31 at 100.00 207,656
500 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 376,333
250 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 200,397
290 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien Series
2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 203,686
325 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 225,414
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 191,443

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 305 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 $ 257,383
630 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Mezzanine Lien Series
2021B, 4.000%, 7/01/58, 144A
7/32 at 100.00 420,634
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 168,444
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 165,425
10,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 1,181,394
1,000 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 868,354
Total California 14,562,629
Colorado - 19.1%
2,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 1,638,724
3,025 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding and Improvement Series 2023B,
8.250%, 12/15/39
12/28 at 103.00 3,123,333
2,500 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 2,314,933
500 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 412,890
1,750 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 1,339,855
250 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/47
1/24 at 102.00 239,993
Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
500 5.000%, 12/01/35 6/24 at 103.00 415,088
1,475 5.125%, 12/01/48 6/24 at 103.00 1,199,567
3,250 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 2,578,025
7,872 Broadway Station Metropolitan District 3, Denver County, Colorado, Tax
Increment Supported Revenue Bonds, Series 2023A, 7.000%, 12/15/32
1/24 at 100.00 7,604,885
500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
1/24 at 100.00 349,173
1,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 901,438
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 509,135

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,000 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/51
9/26 at 103.00 $ 834,806
247 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2020B-3,
8.000%, 12/15/47, 144A
12/25 at 103.00 225,180
500 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%,
12/01/50
12/25 at 103.00 456,840
1,170 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019,
5.000%, 10/01/59, 144A
10/27 at 100.00 1,019,974
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Ralston
Creek at Arvada Project, Series 2017A
:
225 (d) 5.250%, 11/01/32 11/25 at 102.00 108,000
670 (d) 5.500%, 11/01/37 11/25 at 102.00 321,600
1,250 (d) 5.750%, 11/01/47 11/25 at 102.00 600,000
835 (d) 6.000%, 11/01/52 11/25 at 102.00 400,800
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A
:
500 5.500%, 12/01/30, 144A 12/25 at 100.00 407,332
500 6.250%, 12/01/50, 144A 12/25 at 100.00 337,206
500 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 490,358
1,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 982,867
600 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 610,699
500 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 376,937
1,277 Grand Avenue Metropolitan District, In the City of Aurora, Arapahoe
County, Colorado, Limited Tax General Obligation Bonds, Series 2023,
8.125%, 12/01/52
3/28 at 103.00 1,278,852
5,000 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 5,002,759
1,500 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 1,422,689
1,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 1,009,518
500 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.750%,
12/01/51
12/26 at 103.00 392,005
1,000 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 7.000%, 12/01/52
12/27 at 103.00 1,028,522
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 442,426
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 1,908,511

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,000 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 $ 1,009,530
2,498 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 2,388,594
500 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 451,278
4,015 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 2,730,200
1,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 865,754
500 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 431,166
750 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.375%, 12/01/42
12/29 at 103.00 762,421
500 Senac South Metropolitan District No. 1, Aurora, Colorado, General
Obligation Bonds, Limited Tax Series 2021A(3), 5.250%, 12/01/51
12/26 at 103.00 440,768
500 Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52, 144A
9/27 at 103.00 482,907
500 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51, 144A
3/27 at 103.00 394,743
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
1,000 4.125%, 12/01/31 3/26 at 103.00 896,056
1,000 5.000%, 12/01/41 3/26 at 103.00 858,639
1,210 5.000%, 12/01/51 3/26 at 103.00 983,909
500 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 438,737
1,000 USAFA Visitors Center Business Improvement District, Colorado Springs,
Colorado, Special Revenue Bonds, Series 2022A,, 5.000%, 12/01/52,
144A
12/26 at 103.00 875,865
500 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%, 12/01/52
6/27 at 103.00 507,069
500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 479,770
500 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 438,374
500 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 377,107
5,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.500%, 12/01/41, 144A
9/26 at 97.43 3,047,611
1,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.000%, 12/01/41, 144A
9/26 at 103.00 705,978
Total Colorado 61,851,396
Connecticut - 2.0%
3,550 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
1/24 at 100.00 3,551,046

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 4,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54, 144A
10/24 at 104.00 $ 3,022,745
Total Connecticut 6,573,791
Delaware - 0.3%
1,100 Delaware Economic Development Authority, Revenue Bonds, ASPIRA of
Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/51
6/26 at 100.00 966,231
Total Delaware 966,231
Florida - 26.6%
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 168,202
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call 217,807
250 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023, 5.625%, 5/01/54
5/33 at 100.00 250,936
15,020 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Subordinate Series 2021B, 0.010%,
7/01/61, 144A
No Opt. Call 1,074,352
1,345 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/54, 144A
10/27 at 100.00 1,214,379
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
250 5.375%, 8/01/32, 144A 8/24 at 103.00 213,417
175 5.625%, 8/01/37, 144A 8/24 at 103.00 140,695
4,100 Capital Trust Authority, Florida, Educational Facilities Revenue Bonds,
Imagine School at West Pasco Project, Series 2023A, 6.500%, 12/15/58,
144A
12/30 at 100.00 4,145,397
Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS
Enterprises, Inc. Projects, Refunding Series 2023A
:
1,750 6.250%, 6/15/53, 144A 6/30 at 100.00 1,773,650
2,600 6.375%, 6/15/58, 144A 6/30 at 100.00 2,634,787
1,890 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/53
5/31 at 100.00 1,486,307
1,420 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Discovery High School Project, Series 2020A, 5.000%, 6/01/40,
144A
6/29 at 100.00 1,306,347
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57, 144A
1/28 at 101.00 75,862
360 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014, 5.625%, 6/15/29,
144A
6/24 at 100.00 339,737
500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.125%,
6/15/47, 144A
6/27 at 100.00 490,533
1,400 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 1,411,941

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 28,485 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 $ 28,698,523
4,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A, (WI/DD)
2/24 at 100.00 3,999,648
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
4,240 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/24 at 101.00 4,113,127
3,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/24 at 101.00 2,940,404
5,400 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
1/24 at 103.50 5,376,914
6,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
1/24 at 103.00 6,124,729
1,000 Kelly Park Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area One Project Series 2023, 6.250%,
11/01/53, 144A
11/33 at 100.00 1,017,512
1,210 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.750%, 8/15/50
8/27 at 103.00 1,074,847
1,420 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Taylor Ranch Project, Series 2023, 6.300%, 5/01/54
5/33 at 100.00 1,470,506
200 Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022,
6.625%, 5/01/53, 144A
5/42 at 100.00 211,608
3,000 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Mortgage Revenue Bonds, Wynwood Works, Series 2023B, 5.780%,
6/01/27, (Mandatory Put 6/01/26), 144A
No Opt. Call 3,012,151
1,000 Miami-Dade County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, CFC-MB I, LLC Collins Park Housing Project
Series 2023, 6.250%, 1/01/59, 144A
1/33 at 100.00 993,663
415 Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53, 144A
11/30 at 100.00 430,357
70 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52, 144A
5/32 at 100.00 69,797
1,725 Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series 2023A,
5.625%, 5/01/53, 144A
5/33 at 100.00 1,728,726
800 Pine Island Community Development District, Florida, Special Assessment
Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
1/24 at 100.00 802,497
580 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
1/24 at 107.00 551,496
1,000 Rye Ranch Community Development District, Florida, Special Assessment
Revenue Bonds, Pod B - Assessment Area 1 Series 2023, 6.000%,
11/01/53, 144A
11/33 at 100.00 1,014,724
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 377,106

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A
:
$ 415 5.000%, 11/15/29 11/26 at 103.00 $ 380,071
1,500 5.750%, 11/15/54 11/26 at 103.00 1,187,393
110 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019B,
4.250%, 11/15/26
1/24 at 100.00 106,167
465 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
1/24 at 100.00 442,484
2,000 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%,
10/01/47
10/27 at 100.00 1,790,118
225 Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 5.250%, 5/01/54, 144A
5/31 at 100.00 227,436
665 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Villages F-3 and G-1B Series 2023, 6.250%,
5/01/54
5/34 at 100.00 692,663
Total Florida 85,779,016
Georgia - 0.2%
500 Cobb County Development Authority, Georgia, Charter School Revenue
Bonds, Northwest Classical Academy, Inc. Project, Series 2023A, 6.375%,
6/15/58
6/31 at 100.00 496,869
Total Georgia 496,869
Hawaii - 0.9%
1,000 Hawaii County, Hawaii, Special Tax Revenue Bonds, Community Facilities
District 1-2021, Kaloko Heights Project, Series 2023, 7.250%, 5/15/52,
144A
5/33 at 100.00 1,007,297
2,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
1/24 at 100.00 2,001,034
Total Hawaii 3,008,331
Idaho - 1.2%
3,000 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 2,910,827
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A
:
730 5.000%, 7/15/41, 144A 7/26 at 103.00 635,507
250 5.000%, 7/15/56, 144A 7/26 at 103.00 200,918
250 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 171,257
Total Idaho 3,918,509
Illinois - 3.3%
1,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 1,246,563
428 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution Facility,
Series 2016A, 5.000%, 3/15/34, 144A
1/24 at 100.00 428,115

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
$ 1,000 4.000%, 7/01/31, 144A No Opt. Call $ 846,090
1,500 5.000%, 7/01/51, 144A 7/31 at 100.00 1,078,129
2,750 5.000%, 7/01/56, 144A 7/31 at 100.00 1,927,081
465 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
1/24 at 100.00 465,478
250 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017, 5.500%, 5/15/54
5/24 at 103.00 194,574
Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated
Group, Refunding Series 2016
:
1,280 5.000%, 5/15/31 5/26 at 100.00 576,000
2,800 5.000%, 5/15/36 5/26 at 100.00 1,267,000
500 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A, 6.125%, 4/01/58, 144A
10/28 at 100.50 463,402
2,000 Illinois Finance Authority, Solid Waste Revenue Bonds, LRS Holdings LLC
Project, Series 2023B, 7.375%, 9/01/42, (Mandatory Put 9/01/33), 144A
6/33 at 100.00 2,130,287
Total Illinois 10,622,719
Indiana - 1.2%
85 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/30, 144A
12/27 at 103.00 80,382
775 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/57
9/32 at 100.00 771,983
750 Indiana Housing and Community Development Authority, Multifamily
Housing Revenue Bonds, Vita of New Whiteland Project, Series 2022,
6.750%, 1/01/43
1/33 at 100.00 746,820
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 1,065,650
1,360 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 1,362,679
Total Indiana 4,027,514
Kansas - 2.6%
500 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/41
12/26 at 100.00 468,614
500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
1/24 at 103.75 363,830
6,250 (d) Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29
1/24 at 100.00 3,218,750
4,000 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.500%, 5/15/48
1/24 at 100.00 3,401,751
1,000 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 3/01/41, 144A
3/29 at 103.00 968,149
Total Kansas 8,421,094
Louisiana - 3.3%
1,500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A
6/31 at 100.00 1,208,147

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
$ 1,425 5.000%, 4/01/39, 144A 4/27 at 100.00 $ 1,287,774
2,635 5.000%, 4/01/49, 144A 4/27 at 100.00 2,210,424
1,000 5.000%, 4/01/57, 144A 4/27 at 100.00 811,576
2,500 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
1/24 at 100.00 2,500,414
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A
:
100 (d) 5.000%, 6/01/41, 144A 6/31 at 100.00 70,000
100 (d) 5.000%, 6/01/51, 144A 6/31 at 100.00 70,000
2,000 Louisiana Public Facilities Authority, Solid Waste Disposal Revenue
Bonds, Waste Pro USA Inc Project Series 2023, 6.750%, 10/01/53, (AMT),
(Mandatory Put 10/01/28), 144A
7/28 at 100.00 2,036,357
500 Louisiana Public Facilities Authority, Solid Waste Disposal Revenue Bonds,
Waste Pro USA Inc Project Series 2023R-2, 6.500%, 10/01/53, (AMT),
(Mandatory Put 10/01/28)
7/28 at 100.00 503,284
Total Louisiana 10,697,976
Maryland - 0.5%
500 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
1/24 at 100.00 500,705
135 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/52, 144A
5/30 at 100.00 126,717
1,000 Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018, 5.250%, 7/01/48, 144A
7/28 at 100.00 958,792
Total Maryland 1,586,214
Michigan - 0.8%
330 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Holly Academy Project, Refunding Series 2021, 4.000%,
12/01/51
12/31 at 100.00 243,963
290 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
5.000%, 12/01/46
12/27 at 100.00 236,736
40,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 1,687,588
100 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 83,488
185 Trillium Academy, Michigan, Public School Academy Revenue Bonds,
Refunding Series 2019, 5.750%, 11/01/40
11/26 at 103.00 166,713
Total Michigan 2,418,488
Minnesota - 0.7%
500 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 364,528
1,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A, 5.875%, 6/01/57, 144A
6/30 at 102.00 935,703

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.250%, 3/01/43, 144A
3/33 at 100.00 $ 929,148
Total Minnesota 2,229,379
Missouri - 3.5%
2,000 Independence Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special Districts, Hub Drive Redevelopment
Project Series 2023, 6.750%, 11/01/53
11/28 at 103.00 2,014,226
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A
:
2,000 5.250%, 5/15/42 5/27 at 100.00 1,619,864
1,000 5.250%, 5/15/50 5/27 at 100.00 759,605
5,200 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B, 5.000%, 2/01/50, 144A
2/28 at 100.00 3,971,113
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Christian Homes Inc., Senior Living Facilities Series 2018
:
1,555 5.000%, 5/15/32 5/25 at 103.00 703,637
2,280 5.000%, 5/15/36 5/25 at 103.00 1,031,700
1,975 5.000%, 5/15/40 5/25 at 103.00 893,688
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021
:
100 4.000%, 10/01/34 10/31 at 100.00 94,384
100 4.000%, 10/01/44 10/31 at 100.00 82,980
239 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
No Opt. Call 177,764
Total Missouri 11,348,961
Nevada - 0.0%
981 (d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 98,057
Total Nevada 98,057
New Hampshire - 1.2%
1,585 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
1/24 at 100.00 1,374,049
2,000 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45, (AMT),
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 1,568,344
1,000 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
1/24 at 100.00 999,560
Total New Hampshire 3,941,953
New York - 7.9%
2,000 Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53, 144A
7/33 at 100.00 2,069,256
10,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, 1st Subordinate Series 2005B, 0.000%,
6/01/47
1/24 at 25.89 2,064,093

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 7,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 $ 6,354,452
2,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 1,621,699
1,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.400%, 11/01/50
5/28 at 100.00 665,779
750 (d) New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 2.350%, 10/01/46
1/24 at 100.00 525,000
2,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 2,517,573
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
750 5.000%, 1/01/28, (AMT) 1/26 at 100.00 561,872
1,130 5.000%, 1/01/29, (AMT) 1/26 at 100.00 845,853
150 5.000%, 1/01/30, (AMT) 1/26 at 100.00 112,301
1,000 5.000%, 1/01/31, (AMT) 1/26 at 100.00 749,192
820 5.000%, 1/01/32, (AMT) 1/26 at 100.00 614,941
3,000 5.000%, 1/01/33, (AMT) 1/26 at 100.00 2,252,335
550 5.000%, 1/01/34, (AMT) 1/26 at 100.00 413,427
2,200 5.000%, 1/01/35, (AMT) 1/26 at 100.00 1,655,754
650 5.000%, 1/01/36, (AMT) 1/26 at 100.00 489,803
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
2,000 4.500%, 7/01/56, 144A 7/27 at 104.00 1,472,148
250 5.000%, 7/01/56, 144A 7/27 at 104.00 200,940
250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 190,981
Total New York 25,377,399
North Dakota - 0.3%
1,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/53
6/28 at 100.00 818,389
Total North Dakota 818,389
Ohio - 6.5%
245 Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor Acres
Project, Series 2022, 5.625%, 12/01/53, 144A
12/32 at 100.00 235,705
28,190 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 3,032,348
5,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 4,705,965
145 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 119,399
95 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Subordinate
Series 2021B, 4.500%, 12/01/55
12/29 at 100.00 81,033

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 2,750 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 $ 2,536,622
1,730 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 1,747,792
5,800 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 5,315,938
250 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 227,676
Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A
:
500 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 378,791
2,420 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 1,912,383
1,250 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 772,448
Total Ohio 21,066,100
Oklahoma - 0.4%
1,000 Osage County Industrial Authority, Oklahoma, Sales and Use Tax Revenue
Bonds, Refunding Series 2023, 5.750%, 9/01/53
9/31 at 100.00 1,005,444
100 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 95,590
240 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Vast Bank Project, Series 2021, 4.000%,
12/01/43, 144A
12/31 at 100.00 215,121
Total Oklahoma 1,316,155
Oregon - 1.1%
730 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
1/24 at 100.00 730,817
1,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2016A, 5.000%, 11/15/46
11/24 at 102.00 781,020
Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A
:
2,290 5.000%, 11/15/46 11/28 at 103.00 1,788,537
250 5.000%, 11/15/56 11/28 at 103.00 185,240
Total Oregon 3,485,614
Pennsylvania - 1.7%
500 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/51
6/31 at 100.00 372,698
1,610 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42, 144A
5/33 at 100.00 1,610,243
500 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 4.000%,
11/01/47
11/27 at 100.00 261,321
3,000 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 2,852,542

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 370 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 $ 379,207
495 (d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 50
Total Pennsylvania 5,476,061
Puerto Rico - 4.1%
450 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 5.000%, 1/01/24
No Opt. Call 158,688
160 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 5.250%, 7/01/27
1/24 at 100.00 56,422
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:
325 (d),(e) 5.000%, 7/01/24 1/24 at 100.00 114,608
4 (d),(e) 5.000%, 7/01/24 1/24 at 100.00 1,410
115 (d),(e) 5.250%, 7/01/26 1/24 at 100.00 40,554
105 (d),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A,
5.000%, 7/01/29
1/24 at 100.00 37,027
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT
:
190 (d),(e) 5.000%, 7/01/32 1/24 at 100.00 67,002
250 (d),(e) 5.000%, 7/01/37 1/24 at 100.00 88,160
115 (d),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW,
5.500%, 1/01/24
No Opt. Call 40,554
Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE
:
100 (d),(e) 5.950%, 7/01/30 1/24 at 100.00 35,264
100 (d),(e) 6.250%, 7/01/40 1/24 at 100.00 35,264
7,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 7,041,926
2,500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 2,470,474
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
82 5.625%, 7/01/27 No Opt. Call 86,524
78 5.750%, 7/01/31 No Opt. Call 87,042
74 4.000%, 7/01/33 7/31 at 103.00 72,687
57 4.000%, 7/01/37 7/31 at 103.00 54,718
2,970 4.000%, 7/01/46 7/31 at 103.00 2,656,649
Total Puerto Rico 13,144,973
South Carolina - 2.4%
2,960 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40, 144A
1/30 at 100.00 2,773,966
500 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A, 5.125%, 8/15/35, 144A
2/25 at 100.00 458,470
2,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School Project,
Series 2019A, 5.000%, 12/01/49, 144A
12/29 at 100.00 1,927,654

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A
:
$ 200 4.000%, 6/15/31, 144A 6/29 at 100.00 $ 179,139
1,840 5.000%, 6/15/41, 144A 6/29 at 100.00 1,561,206
330 5.000%, 6/15/51, 144A 6/29 at 100.00 259,629
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A
:
250 7.000%, 6/15/53, 144A 6/31 at 100.00 253,891
250 7.125%, 6/15/58, 144A 6/31 at 100.00 254,967
Total South Carolina 7,668,922
Tennessee - 0.0%
100 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 84,111
Total Tennessee 84,111
Texas - 13.8%
250 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 223,394
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A
:
1,190 4.125%, 2/15/41 2/30 at 100.00 875,702
250 4.500%, 2/15/56 2/30 at 100.00 168,402
785 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A, 6.750%, 2/15/62, 144A
2/30 at 100.00 753,895
1,825 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Odyssey Academy Inc Series 2023A, 6.000%, 2/15/43
2/31 at 100.00 1,824,525
100 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 94,719
1,600 Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows
Public Improvement District, Major Improvement Area District Series
2023, 6.125%, 9/01/53, 144A
9/33 at 100.00 1,625,620
1,000 Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023, 6.750%, 9/01/53, 144A
9/33 at 100.00 1,014,785
3,000 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Valor Education Foundation, Series 2023A, 6.250%, 6/15/53, 144A
6/31 at 100.00 3,028,281
2,880 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 2,419,265
2,000 Forney, Texas, Special Assessment Revenue Bonds, Bellagio Public
Improvement District 1 Phase I Project Series 2023, 6.500%, 9/15/53,
144A
9/33 at 100.00 1,973,848
3,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Refunding Junior Lien Series 2022B,
0.000%, 12/01/46
12/31 at 53.69 770,274
500 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011, 6.625%, 7/15/38, (AMT)
1/24 at 100.00 500,218

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,205 Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023, 6.000%,
9/01/53, 144A
9/33 at 100.00 $ 2,224,073
1,205 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 2 Project, Series 2023, 6.750%,
9/01/48, 144A
9/33 at 100.00 1,275,844
1,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 690,230
1,625 Lewisville, Denton and Dallas Counties, Texas, Special Assessment
Revenue Bonds, Lakeside Crossing Public Improvement District Series
2023, 8.000%, 9/01/53, 144A
9/33 at 100.00 1,708,367
250 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.750%, 9/01/53, 144A
9/33 at 100.00 252,574
70 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 53,696
435 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 357,086
3,104 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 1,171,088
7,810 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 5,607,539
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
250 (d) 5.000%, 7/01/24 No Opt. Call 226,875
650 (d) 5.000%, 7/01/25 No Opt. Call 589,875
472 (d) 3.000%, 7/01/28 No Opt. Call 428,773
500 (d) 5.000%, 7/01/30 7/25 at 100.00 453,750
750 (d) 5.000%, 7/01/33 No Opt. Call 680,625
1,000 (d) 5.000%, 7/01/35 7/25 at 100.00 907,500
1,275 New Hope Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Southwest Preparatory School Series 2023A, 6.375%,
8/15/53, 144A
8/30 at 103.00 1,285,820
100 New Hope Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Southwest Preparatory School Taxable Series 2023A,
8.000%, 8/15/30, 144A
No Opt. Call 101,097
465 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Haggard Farm Public Improvement District Project, Area 1 Project
Series 2023, 7.500%, 9/15/53, 144A
9/33 at 100.00 493,881
1,000 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Haggard Farm Public Improvement District Project, Major
Improvement Area Project Series 2023, 8.500%, 9/15/53, 144A
9/33 at 100.00 1,059,385
3,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020, 3.625%, 1/01/35, (AMT), 144A
1/24 at 101.00 2,481,452
1,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 3.000%, 1/01/50, (AMT), 144A
1/24 at 103.00 590,306

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 250 Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Improvement Area 1 Project, Series 2023, 7.000%,
9/01/53, 144A
9/33 at 100.00 $ 253,291
500 Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Major Improvement Area Project, Series 2023,
7.875%, 9/01/53, 144A
9/33 at 100.00 511,612
Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
:
125 (d) 7.000%, 12/15/32 1/24 at 100.00 75,000
500 (d) 7.250%, 12/15/42 1/24 at 100.00 300,000
305 (d) 7.250%, 12/15/47 1/24 at 100.00 183,000
2,000 Rockdale, Milam County, Texas, Special Assessment Revenue Bonds,
Cornerstone Public Improvement District Improvement Area 1, Series
2023, 7.500%, 9/15/54, 144A
9/33 at 100.00 2,090,732
610 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 7.000%, 9/15/52,
144A
9/32 at 100.00 633,225
1,500 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2024, 6.000%, 9/01/48, 144A, (WI/DD)
9/31 at 100.00 1,504,550
100 Sinton, San Patricio County, Texas, Special Assessment Revenue Bonds,
Somerset Public Improvement District 1 Series 2022, 5.250%, 9/01/51,
144A
9/32 at 100.00 96,213
500 (d) Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A, 6.250%, 2/15/37
2/27 at 100.00 275,000
800 Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022, 6.500%,
9/15/52, 144A
9/32 at 100.00 816,935
80 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2017, 4.250%, 12/01/44
12/25 at 100.00 72,354
Total Texas 44,724,676
Utah - 6.4%
500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 418,421
4,200 Chelsey Public Infrastructure District 1, Utah, Special Assessment Bonds,
Chelsey Assessment Area 1, Series 2024., 7.000%, 12/01/42, 144A, (WI/
DD)
3/29 at 103.00 4,338,737
500 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 489,678
Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A
:
1,000 5.750%, 3/01/42, 144A 9/27 at 103.00 1,014,157
1,000 6.000%, 3/01/53, 144A 9/27 at 103.00 1,005,841
1,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 785,664
1,595 Jordanelle Ridge Public Infrastructure District 2, Utah, General Obligation
Bonds, Limited Tax Series 2023A, 7.750%, 3/01/54, 144A
12/28 at 103.00 1,622,023
Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2020A
:
1,180 5.250%, 2/01/40, 144A 9/25 at 103.00 1,067,821

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah (continued)
$ 2,915 5.500%, 2/01/50, 144A 9/25 at 103.00 $ 2,523,030
1,790 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.125%, 6/01/36, 144A
12/26 at 103.00 1,497,433
1,000 MIDA Mountain Village Public Infrastructure District, Utah, Special
Assessment Revenue Bonds, Mountain Village Assessment Area 2, Series
2021, 4.000%, 8/01/50, 144A
8/31 at 100.00 778,307
1,250 Military Installation Development Authority, Utah, Tax Allocation and Hotel
Tax Revenue Bonds, Series 2021A-1, 4.000%, 6/01/52
9/26 at 103.00 935,648
Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2
:
1,250 4.000%, 6/01/36 9/26 at 103.00 1,077,902
1,000 4.000%, 6/01/41 9/26 at 103.00 806,892
865 Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax General
Obligation and Sales Tax Revenue Bonds, Series 2023A, 6.750%, 7/01/35,
144A
7/28 at 103.00 877,918
375 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.000%, 6/15/41
6/28 at 103.00 288,777
250 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 177,973
1,015 Wohali Public Infrastructure District 1, Utah, Special Assessment Revenue
Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42, 144A
9/28 at 103.00 1,025,326
Total Utah 20,731,548
Virgin Islands - 1.0%
240 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call 232,888
2,745 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
1/24 at 100.00 2,654,634
250 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 239,699
Total Virgin Islands 3,127,221
Virginia - 1.7%
300 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58, (WI/DD)
12/30 at 103.00 318,452
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A, 5.000%,
1/01/49
1/24 at 104.00 800,242
4,145 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/59
9/30 at 103.00 4,416,964
Total Virginia 5,535,658
West Virginia - 0.5%
1,000 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement and Refunding Series
2023B, 8.000%, 6/01/53, 144A
6/28 at 29.69 229,145
500 Monongalia County, West Virginia, Tax Increment Revenue Bonds,
University Town Centre Development District 4, Senior Refunding and
Improvement Series 2023A, 6.000%, 6/01/53, 144A
6/33 at 100.00 537,029

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia (continued)
South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A
:
$ 185 4.250%, 6/01/42, 144A 6/31 at 100.00 $ 150,551
250 4.500%, 6/01/50, 144A 6/31 at 100.00 196,641
565 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 459,635
Total West Virginia 1,573,001
Wisconsin - 17.9%
3,020 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%,
6/01/54
6/29 at 37.80 738,685
250 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32, 144A
12/26 at 100.00 211,540
255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 5.000%, 6/15/51, 144A
6/29 at 100.00 210,525
2,275 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49, 144A
6/26 at 100.00 1,927,690
1,425 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Discovery Charter School Project, Series 2022A, 6.750%, 6/01/62, 144A
6/30 at 100.00 1,392,440
1,380 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 5.000%, 6/15/54, 144A
6/30 at 100.00 1,259,608
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2023A
:
600 6.625%, 7/01/53, 144A 7/28 at 103.00 615,822
550 6.750%, 7/01/58, 144A 7/28 at 103.00 566,917
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A
:
1,000 5.000%, 1/01/42, 144A 1/28 at 100.00 914,496
1,000 5.000%, 1/01/56, 144A 1/28 at 100.00 843,587
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
3,750 5.000%, 6/15/36, 144A 6/26 at 100.00 3,280,264
625 5.000%, 6/15/46, 144A 6/26 at 100.00 482,181
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A, 5.875%,
6/15/47, 144A
6/24 at 100.00 452,630
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Quality Education Academy Project, Series 2023A
:
635 6.250%, 7/15/53, 144A 7/33 at 100.00 642,248
1,175 6.500%, 7/15/63, 144A 7/33 at 100.00 1,194,981
845 Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, The Foundation of the University of North Carolina at
Charlotte Inc., Series 2021A, 4.000%, 9/01/56
9/31 at 100.00 632,693
1,250 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 1,300,370
Public Finance Authority of Wisconsin, Education Revenue Bonds, Casa
Esperanza Montessori, Series 2021A
:
300 4.375%, 6/01/46, 144A 6/31 at 100.00 218,683

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 100 4.500%, 6/01/56, 144A 6/31 at 100.00 $ 69,555
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53, 144A
6/33 at 100.00 997,285
1,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62, 144A
2/32 at 100.00 1,029,948
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
1,105 (d) 3.125%, 8/01/27, 144A No Opt. Call 861,900
1,100 (d) 6.750%, 8/01/31, 144A No Opt. Call 803,000
500 (d) Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017B, 5.625%,
8/01/24, 144A
No Opt. Call 390,000
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
1,000 6.500%, 12/01/37, 144A 12/27 at 100.00 920,302
31,000 7.000%, 12/01/50, 144A 12/27 at 100.00 28,978,890
2,700 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A
7/28 at 100.00 2,153,208
700 Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A, 6.250%, 10/01/58, 144A
10/31 at 100.00 702,044
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
250 5.000%, 6/01/37 6/28 at 103.00 233,734
250 5.000%, 6/01/52 6/28 at 103.00 205,552
250 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%, 1/01/51,
144A
1/32 at 100.00 184,654
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
2,500 4.000%, 7/01/41, (AMT) 7/31 at 100.00 1,961,217
245 4.250%, 7/01/54, (AMT) 7/31 at 100.00 172,637
100 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.000%, 12/01/41, 144A
12/31 at 100.00 81,852
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1, 6.375%, 1/01/48, 144A
1/28 at 100.00 450,000
100 (d),(e) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 10
100 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 74,500
290 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Covenant Communities Inc, Second Tier Series 2018B, 4.375%, 7/01/38
1/24 at 103.00 223,131
505 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Hope Christian Schools Obligated Group, Series 2021, 3.000%,
12/01/31
12/26 at 100.00 426,327
Total Wisconsin 57,805,106
Total Municipal Bonds
(cost $479,950,309) 473,981,532

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
X –
COMMON STOCKS - 0 .2% ( 0 .1 % of Total Investments) X 617,364
Utilities - 0.2%
10,052 (f),(g) Talen Energy Supply LLC $ 617,364
Total Utilities 617,364
Total Common Stocks
(cost $321,664) 617,364
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0 .0% ( 0 .0 % of Total Investments) X 28,193
Capital Goods - 0.0%
$ 129 (d),(e) KDC Agribusiness Fairless Hills LLC 12.000% 9/17/24 $ 28,193
Total Capital Goods 28,193
Total Corporate Bonds
(cost $128,676) 28,193
Total Long-Term Investments
(cost $480,400,649) 474,627,089
Borrowings - (4.6)% (h) (14,911,167)
MFP Shares, Net - (42.9)%(i) (138,703,161)
Other Assets & Liabilities, Net -  0.6% 2,009,753
Net Assets Applicable to Common Shares - 100% $ 323,022,514
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 473,306,519 $ 675,013 $ 473,981,532
Common Stocks – 617,364 – 617,364
Corporate Bonds – – 28,193 28,193
Total
$ – $ 473,923,883 $ 703,206 $ 474,627,089

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) Borrowings as a percentage of Total Investments is 3.1%.
(i) MFP Shares, Net as a percentage of Total Investments is 29.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.